BUSINESS ACQUISITIONS (Details) - USD ($)						9 Months Ended	12 Months Ended
	Aug. 18, 2017	Apr. 01, 2016	Jan. 01, 2016	Oct. 01, 2015	Mar. 26, 2015	Sep. 30, 2017	Apr. 01, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 21, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding								2,322,700	9,783,343
Share Price (in Dollars per share)									$ 3.20	$ 1.20	$ 3.50	$ 3.75	$ 5.02
Accrued stock payable (in Dollars)								$ 1,532,420
Common Stock, Shares, Issued						20,881,605		14,915,421	17,128,778
Stock Issued During Period, Shares, Acquisitions						104,359
Iron Protection Group [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		200,000	200,000	100,000			500,000
Class of Warrant or Right, Outstanding									500,000
Acquisition of IPG with common stock payable and warrants (in Dollars)					$ 1,887,000
Share Price (in Dollars per share)									$ 2.48
Share Price Discount									15.00%
Accrued stock payable (in Dollars)									$ 1,054,000
Iron Protection Group [Member] | IPG $4.50 Warrants [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding									250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 4.50
Iron Protection Group [Member] | IPG $5.00 Warrants [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding									250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 5.00
Iron Protection Group [Member] | Conditional Issuance [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Class of Warrant or Right, Outstanding								100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 2.48
Class of Warrant or Right, Issuance Threshold, Revenue (in Dollars)								$ 3,000,000
Chiefton Acquisition [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Share Price (in Dollars per share)									$ 1.02
Share Price Discount									15.00%
Accrued stock payable (in Dollars)									$ 69,400
Common Stock, Capital Shares Reserved for Future Issuance								80,000
Mile High [Member]
BUSINESS ACQUISITIONS (Details) [Line Items]
Common Stock, Shares, Issued	224,359
Restricted Stock, Vesting Period	6 months
Stock Issued During Period, Shares, Period Increase (Decrease)	(120,000)
Stock Issued During Period, Shares, Acquisitions	104,359
Non-compete Agreement, Duration	3 years
Shares Issued, Price Per Share (in Dollars per share)	$ 1.75
Fair Value Inputs, Discount Rate	15.00%
Business Acquisitions, Purchase Price Allocation, Year of Acquisition, Net Effect on Income (in Dollars)	$ 155,000